Segment Geographical Information and Major Customers (Details) - Schedule of long-lived assets - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	$ 228,364	$ 219,571
Israel [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	138,995	130,326
United States [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	76,448	74,637
Japan [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	5,521	6,404
Other [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	2,950	3,013
Europe [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	$ 4,450	$ 5,191